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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2008
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6542
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        May 7, 2008
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        63
                                             ----------------------------

Form 13F Information Table Value Total:      $ 149,312
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   March 31, 2008


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None

      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----

99 CENT ONLY STORES             COM     65440k106      2,914    294,600 SH              Sole                 294,600
ABBOTT LABORATORIES             COM      002824100     1,195     21,675 SH              Sole                  21,675
ACTIVISION INC                  COM      004930202     3,520    128,900 SH              Sole                 128,900
ALTRIA GROUP, INC.              COM      02209s103       343     15,430 SH              Sole                  15,430
APACHE CORP                     COM      037411105       295      2,441 SH              Sole                   2,441
APPLE COMPUTER INC COM          COM      037833100     3,365     23,450 SH              Sole                  23,450
BAKER HUGHES, INC.              COM      057224107     6,049     88,300 SH              Sole                  88,300
BECTON DICKINSON                COM      075887109     6,336     73,800 SH              Sole                  73,800
BERKSHIRE HATHAWAY CL.B         COM      084670207     3,408        762 SH              Sole                     762
BLANCO LATINOAMERICANO - E      COM      p16994132       308     20,000 SH              Sole                  20,000
CALGON CARBON CORP.             COM      129603106     1,362     90,500 SH              Sole                  90,500
CHESAPEAKE ENERGY CORP.         COM      165167107     2,077     45,000 SH              Sole                  45,000
COCA COLA CO COM                COM      191216100     8,004    131,500 SH              Sole                 131,500
COLGATE-PALMOLIVE               COM      194162103       779     10,000 SH              Sole                  10,000
CORNING, INC.                   COM      219350105     2,917    121,340 SH              Sole                 121,340
CORRECTIONS CORP OF AMER        COM      22025Y407     7,695    279,600 SH              Sole                 279,600
COVANTA HOLDING CORP.           COM      22282e102     2,794    101,600 SH              Sole                 101,600
ENERGEN CORP.                   COM      29265n108       224      3,600 SH              Sole                   3,600
ENERGYSOUTH INC                 COM      292970100       210      4,031 SH              Sole                   4,031
EXXON MOBIL CORP.               COM      30231G102       699      8,270 SH              Sole                   8,270
FPL GROUP                       COM      302571104     3,709     59,118 SH              Sole                  59,118
GAMESTOP CORP.                  COM      36467w109     1,282     24,800 SH              Sole                  24,800
GAP, INC.                       COM      364760108     1,671     84,900 SH              Sole                  84,900
GENERAL ELECTRIC CO.            COM      369604103     3,905    105,500 SH              Sole                 105,500
HARSCO CORP.                    COM      415864107     2,570     46,400 SH              Sole                  46,400
HJ HEINZ CO                     COM      423074103     4,213     89,700 SH              Sole                  89,700
HOLLY CORP.                     COM      435758305     1,302     30,000 SH              Sole                  30,000
IMAX CORP.                      COM      45245e109     1,049    150,500 SH              Sole                 150,500
INTUITIVE SURGICAL INC.         COM      46120e602     3,146      9,700 SH              Sole                   9,700
ITC HOLDINGS CORP.              COM      465685105     3,592     69,000 SH              Sole                  69,000
ITRON INC.                      COM      465741106     3,005     33,300 SH              Sole                  33,300
J. CREW GROUP INC.              COM      46612h402     3,560     80,600 SH              Sole                  80,600
J.P. MORGAN CHASE & CO. INC.    COM      46625h100     1,598     37,200 SH              Sole                  37,200
JOHNSON & JOHNSON               COM      478160104       965     14,881 SH              Sole                  14,881
KRAFT FOODS, INC.               COM      50075n104     6,764    218,108 SH              Sole                 218,108
MEMC ELECTRONIC MATERIALS       COM      552715104     2,113     29,800 SH              Sole                  29,800
NATIONAL FUEL GAS CO.           COM      636180101       420      8,900 SH              Sole                   8,900
PACIFIC SUNWEAR OF CALIF        COM      694873100     3,536    280,400 SH              Sole                 280,400
PG&E CORP.                      COM      69331c108     1,201     32,625 SH              Sole                  32,625
PHILIP MORRIS INTERNATIONAL     COM      718172109       780     15,430 SH              Sole                  15,430
PPL CORP.                       COM      69351t106     1,688     36,758 SH              Sole                  36,758
PROCTOR & GAMBLE                COM      742718109     4,880     69,641 SH              Sole                  69,641
SANDERSON FAMRS INC             COM      800013104     1,520     40,000 SH              Sole                  40,000
SIRIUS SATELLITE RADIO          COM      82966u103     3,173  1,109,500 SH              Sole               1,109,500
SPX CORP.                       COM      784635104     3,199     30,500 SH              Sole                  30,500
ST. JUDE MEDICAL                COM      790849103     3,503     81,100 SH              Sole                  81,100
STANDARD PACIFIC                COM      85375c101     2,293    471,900 SH              Sole                 471,900
STREETTRACKS GOLD TRUST         COM      863307104     1,537     17,000 SH              Sole                  17,000
TASER INT'L                     COM      87651b104     2,046    217,700 SH              Sole                 217,700
TENET HEALTHCARE                COM      88033g100     4,944    873,500 SH              Sole                 873,500
TJX COMPANIES                   COM      872540109     3,406    103,000 SH              Sole                 103,000
TRANSITION THERAPEUTICS, INC.   COM      893716209       234     21,067 SH              Sole                  21,067
VALERO ENERGY                   COM      91913y100     2,455     50,000 SH              Sole                  50,000
WALT DISNEY                     COM      254687106     3,402    108,400 SH              Sole                 108,400
CAB PUTS 9/20/2008 15.00        PUT      1268048uc       228        951 SH         PUT  Sole                     951
COF PUTS 9/20/2008 50.00        PUT      14040h8uj       564        680 SH         PUT  Sole                     680
MLM PUTS 10/18/2008 115         PUT      5732848vc       208        110 SH         PUT  Sole                     110
PNRA PUTS 8/16/2008 40.00       PUT      69840w8th       483        985 SH         PUT  Sole                     985
RL PUTS 7/19/2008 60.00         PUT      7315728sl       971      1,450 SH         PUT  Sole                   1,450
ZION PUTS 10/18/2008 50.00      PUT      9897018vj       405        450 SH         PUT  Sole                     450
AAPL CALLS 1/17/2009 120.00     CALL         vaaad     1,140        300 SH         CALL Sole                     300
GE CALLS 9/20/2008 35.00        CALL     3696049ig     1,170      3,000 SH         CALL Sole                   3,000
KO CALLS 8/16/2008 60.00        CALL     1912169hl       988      2,600 SH         CALL Sole                   2,600


REPORT SUMMARY               63 DATA RECORDS   149,312    1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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